UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number: 811-10399
                 ----------------------------------------------

                             HENDERSON GLOBAL FUNDS
 ------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                      737 NORTH MICHIGAN AVENUE, SUITE 1950
                             CHICAGO, ILLINOIS 60611
 ------------------------------------------------------------------------------
               (Address of principal executive offices)(Zip code)

   (Name and Address of Agent for Service)                 Copy to:

     CHRISTOPHER K. YARBROUGH                         CATHY G. O'KELLY
    737 NORTH MICHIGAN AVENUE,               VEDDER, PRICE, KAUFMAN & KAMMHOLZ
            SUITE 1700                            222 NORTH LASALLE STREET
     CHICAGO, ILLINOIS 60611                      CHICAGO, ILLINOIS 60601

       Registrant's telephone number, including area code: (312) 397-1122


Date of fiscal year end:  July 31

Date of reporting period:  April 30, 2007

Item 1. Schedule of Investments.


HENDERSON GLOBAL FUNDS                                  PORTFOLIO OF INVESTMENTS
                                                        (UNAUDITED)
EUROPEAN FOCUS FUND
APRIL 30, 2007


                                                                   VALUE
      SHARES                                                     (NOTE 3)
    ----------                                                   --------

COMMON STOCKS - 93.06%
                   AUSTRALIA - 2.40%
    4,000,000      Centamin Egypt, Ltd. *                 $     3,676,007
   25,675,000      Centamin Egypt, Ltd. *                      22,539,475
                                                           --------------
                                                               26,215,482
                                                           --------------
                   AUSTRIA - 2.60%
       43,000      Agrana Beteiligung AG                        4,525,466
       19,000      Andritz AG                                   4,881,717
      200,000      OMV AG                                      12,659,475
      225,000      Telekom Austria AG                           6,345,260
                                                           --------------
                                                               28,411,918
                                                           --------------
                   CANADA - 3.15%
    1,863,000      European Goldfields, Ltd. *                  9,443,971
    2,000,000      Lundin Mining Corp. *                       24,962,030
                                                           --------------
                                                               34,406,001
                                                           --------------
                   CYPRUS - 1.05%
    1,350,000      Urals Energy Public
                   Co., Ltd. *                                 11,471,271
                                                           --------------
                   DENMARK - 0.63%
        6,000      D/S Norden A/S                               6,830,864
                                                           --------------
                   FRANCE - 3.19%
    2,700,000      Rhodia S.A. *                               10,988,848
        9,411      Schneider Electric S.A. *                    1,267,332
      160,000      Schneider Electric S.A.                     22,539,674
                                                           --------------
                                                               34,795,854
                                                           --------------
                   GERMANY - 10.39%
      400,000      Bayer AG                                    27,410,601
      330,000      Beiersdorf AG                               23,730,909
      232,000      Commerzbank AG                              11,608,705
      300,000      Deutsche Post AG                            10,355,453
      100,000      Hypo Real Estate Holding AG                  6,692,321
      350,000      Pfleiderer AG                               11,464,981
      460,895      SAP AG                                      22,219,893
                                                           --------------
                                                              113,482,863
                                                           --------------
                   GREECE - 5.81%
      180,000      Coca-Cola Hellenic Bottling Co.
                   S.A.                                         7,836,159
      270,000      Hellenic Telecommunications
                   Organization S.A. *                          7,746,005
      250,000      Motor Oil (Hellas) Corinth
                   Refineries S.A.                              7,118,939
      500,000      National Bank of Greece S.A.                27,889,177
      577,000      Sidenor S.A.                                12,928,428
                                                           --------------
                                                               63,518,708
                                                           --------------

                                                                    VALUE
      SHARES                                                     (NOTE 3)
    ----------                                                   --------

                   HONG KONG - 0.47%
    1,825,000      Prosperity Minerals Holdings, Ltd.     $     5,163,975
                                                           --------------
                   HUNGARY - 1.62%
      145,042      MOL Hungarian Oil and Gas Nyrt.             17,678,769
                                                           --------------
                   IRELAND - 1.91%
    2,000,000      Aer Lingus Group plc *                       8,520,745
      547,950      Anglo Irish Bank Corp. plc                  12,339,811
                                                           --------------
                                                               20,860,556
                                                           --------------
                   ITALY - 2.88%
    1,000,000      Azimut Holding SpA                          15,930,485
    3,500,000      Parmalat SpA *                              15,528,044
                                                           --------------
                                                               31,458,529
                                                           --------------
                   NETHERLANDS - 9.93%
      410,333      A&D Pharma Holding N.V., GDR *               6,428,348
       70,000      Aalberts Industries N.V.                     7,423,291
      300,000      Akzo Nobel N.V.                             23,972,328
      571,900      AMTEL Vredestein N.V., GDR *                 2,646,799
      352,420      Arcelor Mittal                              18,820,829
      147,580      Arcelor Mittal                               7,848,650
      150,000      Ballast Nedam N.V.                           7,929,694
      330,000      Koninklijke BAM Groep N.V.                   8,728,476
    1,097,561      Wavin N.V.                                  24,696,555
                                                           --------------
                                                              108,494,970
                                                           --------------
                   NORWAY - 3.34%
      857,218      SeaDrill, Ltd. *                            13,987,101
      800,000      Statoil ASA                                 22,466,449
                                                           --------------
                                                               36,453,550
                                                           --------------
                   PORTUGAL - 1.32%
    1,595,455      Banco Comercial Portugues S.A.               6,676,463
      610,168      Sonae, SGPS S.A. *                           7,757,904
                                                           --------------
                                                               14,434,367
                                                           --------------
                   RUSSIA - 0.57%
      225,000      Novolipetsk Steel, GDR                       6,240,389
                                                           --------------
                   SPAIN - 2.15%
      237,841      Gestevision Telecinco, S.A. *                7,160,333
      300,000      Union Fenosa, S.A.                          16,351,453
                                                           --------------
                                                               23,511,786
                                                           --------------
                   SWEDEN - 1.52%
    1,500,000      Lundin Petroleum AB *                       16,579,236
                                                           --------------

                       See Notes to Financial Statements.

HENDERSON GLOBAL FUNDS                                  PORTFOLIO OF INVESTMENTS
                                                        (UNAUDITED)
EUROPEAN FOCUS FUND
APRIL 30, 2007 (CONTINUED)

                                                                   VALUE
      SHARES                                                     (NOTE 3)
    ----------                                                   --------

                   SWITZERLAND - 9.30%
      175,000      Credit Suisse Group                    $    13,751,913
       18,000      Givaudan S.A.                               16,829,516
      309,375      Petroplus Holdings AG *                     25,305,684
    1,283,333      Temenos Group AG *                          29,577,224
      250,000      UBS AG                                      16,202,993
                                                           --------------
                                                              101,667,330
                                                           --------------
                   UNITED ARAB EMIRATES - 2.89%
    3,440,139      Kingdom Hotel
                   Investments, GDR *                          31,600,546
                                                           --------------
                   UNITED KINGDOM - 25.94%
      450,000      Admiral Group plc                            9,525,323
    1,751,400      Ashmore Group plc                           11,313,520
    3,446,589      Ashtead Group plc                           10,558,572
      763,158      BlueBay Asset Management plc *               6,967,561
   20,000,000      Corporate Services Group plc *               3,510,913
    1,000,000      Dana Petroleum plc *                        20,769,923
    5,500,000      Debenhams plc                               15,768,104
    3,511,923      Evolution Group plc                         11,083,399
      360,000      Gem Diamonds, Ltd. *                         7,335,131
    1,750,000      Hochschild Mining plc *                     12,265,352
    4,493,021      Hogg Robinson Group plc *                    8,808,424
    1,500,000      ICAP plc                                    15,136,732
      875,000      Investec plc                                12,378,231
    3,061,565      IP Group plc *                               8,621,354
    1,246,278      Kazakhmys plc                               28,203,243
    1,000,000      Lancashire Holdings, Ltd. *                  7,065,712
      250,000      NDS Group plc, ADR *                        12,892,500
      340,000      Omega International Group plc                2,356,078
    2,366,187      Regal Petroleum plc *                        7,679,799
    2,250,000      Regus Group plc                              6,612,483
    1,549,574      Salamander Energy plc *                      8,604,182
    2,700,000      Sports Direct International *               12,752,255
    1,735,759      Taylor Woodrow plc                          16,718,586
      178,189      Travis Perkins plc                           7,106,622
      370,000      Xstrata plc                                 19,397,022
                                                           --------------
                                                              283,431,021

                   TOTAL LONG TERM INVESTMENTS
                   (Cost $785,151,355)                      1,016,707,985
                                                           --------------


                                                                   VALUE
      SHARES                                                     (NOTE 3)
    ----------                                                   --------

SHORT TERM INVESTMENT - 5.24%
   57,306,793      Fidelity Institutional Money
                   Market Funds - Prime Money Market
                   Portfolio                              $    57,306,793
                                                           --------------

                   TOTAL SHORT TERM INVESTMENT
                   (Cost $57,306,793)                          57,306,793
                                                           --------------
TOTAL INVESTMENTS - 98.30%
               (Cost $842,458,148)                          1,074,014,778
                                                           --------------
NET OTHER ASSETS AND LIABILITIES 1.70%                         18,571,048
                                                           --------------
TOTAL NET ASSETS - 100.00%                                $ 1,092,585,826
                                                           --------------

     *    Non income producing security

     ADR  American Depositary Receipt

     GDR  Global Depository Receipts

                       See Notes to Financial Statements.

HENDERSON GLOBAL FUNDS                                  PORTFOLIO OF INVESTMENTS
                                                        (UNAUDITED)
EUROPEAN FOCUS FUND
APRIL 30, 2007 (CONTINUED)


OTHER INFORMATION:

INDUSTRY CONCENTRATION AS                                             % OF NET
A PERCENTAGE OF NET ASSETS:                                            ASSETS
------------------------------------------------------------------------------
Diversified Metal & Mining                                               6.64%
Oil & Gas Exploration & Products                                         5.96
Diversified Banks                                                        5.36
Integrated Oil & Gas                                                     4.83
Diversified Chemicals                                                    4.70
Steel                                                                    4.20
Asset Management & Custody Banks                                         3.92
Diversified Capital Markets                                              3.87
Construction & Engineering                                               3.78
Application Software                                                     3.21
Oil & Gas Refining & Marketing                                           2.97
Real Estate Management & Development                                     2.89
Systems Software                                                         2.71
Industrial Conglomerates                                                 2.65
Specialty Chemicals                                                      2.55
Investment Banking & Brokerage                                           2.40
Electric Components & Equipment                                          2.18
Personal Products                                                        2.17
Precious Metal & Mineral                                                 1.79
Building Products                                                        1.74
Trading Company & Distribution                                           1.62
Homebuilding                                                             1.53
Electric Utilities                                                       1.50
Department Stores                                                        1.44
Packaged Foods & Meats                                                   1.42
Integrated Telecommunication Services                                    1.29
Oil & Gas Drilling                                                       1.28
Gold                                                                     1.20
Specialty Stores                                                         1.17
Industrial Machinery                                                     1.13
Air Freight & Logistics                                                  0.95
Property & Casualty Insurance                                            0.87
Diversified Commercial & Professional Services                           0.81
Airlines                                                                 0.78
Soft Drinks                                                              0.72
Forest Products                                                          0.71
Broadcasting & Cable TV                                                  0.66
Reinsurance                                                              0.65
Marine                                                                   0.62
Thrifts & Mortgage Finance                                               0.61
Office Services & Supply                                                 0.61
Agricultural Products                                                    0.41
Human Resources & Employment Services                                    0.32
Tires & Rubber                                                           0.24
                                                                      ----------
Long Term Investments                                                   93.06
Short Term Investment                                                    5.24
                                                                      ----------
Total Investments                                                       98.30
                                                                      ----------
Net Other Assets and Liabilities                                         1.70
                                                                       100.00%
                                                                      ==========

                       See Notes to Financial Statements.

HENDERSON EUROPEAN FOCUS FUND
NOTES TO PORTFOLIO OF INVESTMENTS

     1. All percentages are based on the net assets of the Henderson European Focus Fund (the "Fund") as of April 30, 2007.

     2. Net unrealized appreciation of the Fund's investment securities was $231,556,630 of which $242,083,505 related to appreciated investment securities and $10,526,875 related to depreciated investment securities for the fiscal quarter ended April 30, 2007.

     3. Securities traded on a recognized stock exchange or market are generally valued at the last reported sale price or at the official closing price. Listed securities for which no sale was reported on that date and other securities traded in the over-the-counter market are valued at the mean between the last bid and asked prices.

          Short-term investments purchased with an original or remaining maturity of 60 days or less are valued at amortized cost, which approximates market value.

          If market quotations are not readily available, or if the investment adviser determines that a quotation of a security does not represent a fair value, then the security shall be valued at a fair value as determined in good faith using procedures approved by the Trustees of the Fund. The Fund has retained an independent statistical fair value pricing sevice to assist in the fair valuation process for securities principally traded in a foreign market in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which Fund's shares are priced. If a security is valued at a "fair value", that value may be difference from the last quoted market price for the security.

HENDERSON GLOBAL FUNDS                                  PORTFOLIO OF INVESTMENTS
                                                        (UNAUDITED)
GLOBAL TECHNOLOGY FUND
APRIL 30, 2007


                                                                  VALUE
      SHARES                                                    (NOTE 3)
    ---------                                                   ---------

COMMON STOCKS - 98.24%
                   FINLAND - 3.27%
       87,684      Nokia Oyj *                              $   2,216,615
                                                             ------------
                   FRANCE - 8.23%
       27,850      Aufeminin.com S.A. *                         1,139,421
       28,250      Meetic *                                     1,154,360
       22,750      Parrot S.A. *                                1,325,108
       22,000      Seloger.com *                                  956,043
       20,250      UbiSoft Entertainment S.A. *                 1,006,753
                                                             ------------
                                                                5,581,685
                                                             ------------
                   INDIA - 1.58%
       20,500      Infosys Technologies, Ltd. ADR               1,073,175
                                                             ------------
                   JAPAN - 5.33%
       18,300      Canon, Inc.                                  1,023,162
      104,000      Epson Toyocom Corp.                            752,937
        5,900      Nintendo Co., Ltd.                           1,835,554
                                                             ------------
                                                                3,611,653
                                                             ------------
                   KOREA - 1.61%
        7,005      NHN Corp. *                                  1,094,338
                                                             ------------
                   NETHERLANDS - 3.21%
       39,950      ASML Holding N.V. *                          1,078,000
       26,099      TomTom N.V. *                                1,100,589
                                                             ------------
                                                                2,178,589
                                                             ------------
                   TAIWAN - 2.65%
       61,541      Hon Hai Precision Industry Co.,
                   Ltd. GDR                                       816,991
      101,000      Siliconware Precision Industries
                   Co.                                            979,700
                                                             ------------
                                                                1,796,691
                                                             ------------
                   UNITED KINGDOM - 2.88%
      369,000      ARM Holdings plc                               982,196
       18,800      NDS Group plc *                                969,516
                                                             ------------
                                                                1,951,712
                                                             ------------

                                                                  VALUE
      SHARES                                                    (NOTE 3)
    ---------                                                   ---------

                   UNITED STATES - 69.48%
       27,850      Accenture, Ltd., Class A                 $   1,088,935
       54,500      Activision, Inc. *                           1,090,000
       59,000      ADC Telecommunications, Inc. *               1,085,600
       22,200      Adobe Systems, Inc. *                          922,632
       11,370      Amazon.com, Inc. *                             697,322
       17,000      Anixter International, Inc. *                1,217,200
       10,900      Apple, Inc. *                                1,087,820
       30,000      aQuantive, Inc. *                              918,300
       43,293      Arris Group, Inc. *                            641,602
       37,110      Autodesk, Inc. *                             1,531,530
       19,600      Automatic Data Processing, Inc.                877,296
        4,900      Broadridge Financial Solutions,
                   Inc. *                                          98,196
       96,900      Brocade Communications Systems,
                   Inc. *                                         946,713
       90,533      C-COR, Inc. *                                1,115,367
       78,400      Cisco Systems, Inc. *                        2,096,416
       29,500      Citrix Systems, Inc. *                         961,700
       10,275      Cognizant Technology Solutions
                   Corp. *                                        918,585
       51,350      CommScope, Inc. *                            2,395,477
       42,000      Corning, Inc. *                                996,240
       16,600      Digital River, Inc. *                          971,598
       19,084      Electronic Arts, Inc. *                        962,024
      132,450      EMC Corp. *                                  2,010,591
       26,800      Focus Media Holding, Ltd. ADR *                991,600
       70,000      Foundry Networks, Inc. *                     1,058,400
       19,050      Garmin, Ltd.                                 1,108,520
        4,190      Google, Inc., Class A *                      1,975,082
       20,150      Hewlett-Packard Co.                            849,121
       53,100      Intel Corp.                                  1,141,650
        8,800      International Business Machines
                   Corp.                                          899,448
       27,305      Microchip Technology, Inc.                   1,101,484
       18,400      MICROS Systems, Inc. *                       1,008,320
       53,600      Microsoft Corp.                              1,604,784
       94,000      ON Semiconductor Corp. *                     1,006,740
       48,600      Oplink Communications,
                   Inc. *                                         805,302
       45,950      Oracle Corp. *                                 863,860
       23,000      QUALCOMM, Inc.                               1,007,400
       23,300      Tessera Technologies, Inc. *                   997,007
       60,000      Texas Instruments, Inc.                      2,062,200
       15,650      Varian Semiconductor Equipment
                   Associates, Inc. *                           1,038,534
       51,000      VistaPrint, Ltd. *                           1,906,380
       36,100      Xilinx, Inc.                                 1,064,228
                                                             ------------
                                                               47,121,204
                                                             ------------


                                                                 VALUE
      SHARES                                                   (NOTE 3)
    ---------                                                  ---------

                   TOTAL LONG TERM INVESTMENTS
                   (Cost $57,187,877)                       $  66,625,662
                                                             ------------

SHORT TERM INVESTMENT - 1.95%
    1,326,207      Fidelity Institutional Money
                   Market Funds - Prime Money Market
                   Portfolio                                    1,326,207
                                                             ------------

                   TOTAL SHORT TERM INVESTMENT
                   (Cost $1,326,207)                            1,326,207
                                                             ------------
TOTAL INVESTMENTS - 100.19%
                   (Cost $58,514,084)                          67,951,869
                                                             ------------
NET OTHER ASSETS AND LIABILITIES (0.19)%                        (130,271)
                                                             ------------
TOTAL NET ASSETS - 100.00%                                  $  67,821,598
                                                             ------------

     *    Non income producing security

     ADR  American Depositary Receipt

     GDR  Global Depositary Receipts

                       See Notes to Financial Statements

HENDERSON GLOBAL FUNDS                                  PORTFOLIO OF INVESTMENTS
                                                        (UNAUDITED)
GLOBAL TECHNOLOGY FUND
APRIL 30, 2007 (CONTINUED)


OTHER INFORMATION:

INDUSTRY CONCENTRATION AS                                            % OF NET
A PERCENTAGE OF NET ASSETS:                                           ASSETS
------------------------------------------------------------------------------
Communications Equipment                                                22.85%
Semiconductors                                                          12.29
Internet Software & Services                                            11.81
Home Entertainment Software                                              7.22
Application Software                                                     6.47
Systems Software                                                         5.13
Semiconductor Equipment                                                  4.59
IT Consulting & Other Services                                           4.54
Computer Storage & Peripheral                                            4.36
Computer Hardware                                                        4.18
Consumer Electronics                                                     3.26
Advertising                                                              2.87
Technology Distributors                                                  1.80
Publishing                                                               1.68
Office Electronics                                                       1.51
Data Processing & Outsourced Services                                    1.44
Electronic Equipment Manufacturing                                       1.21
Internet Retail                                                          1.03
                                                                        ------
Long Term Investments                                                   98.24
Short Term Investment                                                    1.95
                                                                       -------
Total Investments                                                      100.19
                                                                       -------
Net Other Assets and Liabilities                                        (0.19)
                                                                       100.00%
                                                                       =======

                       See Notes to Financial Statements.

HENDERSON GLOBAL TECHNOLOGY FUND
NOTES TO PORTFOLIO OF INVESTMENTS

     1. All percentages are based on the net assets of the Henderson Global Technologies Fund (the "Fund") as of April 30, 2007.

     2. Net unrealized appreciation of the Fund's investment securities was $9,437,785 of which $10,088,560 related to appreciated investment securities and $650,775 related to depreciated investment securities for the fiscal quarter ended April 30, 2007.

     3. Securities traded on a recognized stock exchange or market are generally valued at the last reported sale price or at the official closing price. Listed securities for which no sale was reported on that date and other securities traded in the over-the-counter market are valued at the mean between the last bid and asked prices.

          Short-term investments purchased with an original or remaining maturity of 60 days or less are valued at amortized cost, which approximates market value.

          If market quotations are not readily available, or if the investment adviser determines that a quotation of a security does not represent a fair value, then the security shall be valued at a fair value as determined in good faith using procedures approved by the Trustees of the Fund. The Fund has retained an independent statistical fair value pricing sevice to assist in the fair valuation process for securities principally traded in a foreign market in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which Fund's shares are priced. If a security is valued at a "fair value", that value may be difference from the last quoted market price for the security.

HENDERSON GLOBAL FUNDS                                  PORTFOLIO OF INVESTMENTS
                                                        (UNAUDITED)
INTERNATIONAL OPPORTUNITIES FUND
APRIL 30, 2007


                                                                VALUE
      SHARES                                                   (NOTE 3)
    ---------                                                 ---------

COMMON STOCKS - 90.40%

                   AUSTRALIA - 2.37%
    1,625,000      BHP Billiton, Ltd. (a)               $      39,688,683
    1,300,000      Westpac Banking Corp. * (a)                 29,066,637
                                                         ----------------
                                                               68,755,320
                                                         ----------------
                   CHINA - 1.69%
    2,874,000      China CITIC Bank Class H *                   2,413,860
   17,000,000      PetroChina Co., Ltd. Class H                19,084,187
   93,942,000      Shanghai Real Estate, Ltd.                  27,562,785
                                                         ----------------
                                                               49,060,832
                                                         ----------------
                   FINLAND - 0.45%
      515,561      Nokia Oyj *                                 13,033,169
                                                         ----------------
                   FRANCE - 9.78%
   12,000,000      Rhodia S.A. *                               48,839,325
      450,000      Schneider Electric S.A.                     63,392,832
       26,470      Schneider Electric S.A. *                    3,564,582
    1,146,042      Sodexho Alliance S.A. (a)                   90,768,630
      481,600      Vinci S.A. (a)                              77,257,760
                                                         ----------------
                                                              283,823,129
                                                         ----------------
                   GERMANY - 11.12%
    1,100,000      Bayer AG                                    75,379,154
      922,000      Beiersdorf AG                               66,302,722
      762,000      Commerzbank AG                              38,128,591
      185,874      Puma AG Rudolf Dassler Sport (a)            84,262,297
    1,215,000      SAP AG                                      58,575,532
                                                         ----------------
                                                              322,648,296
                                                         ----------------
                   GREECE - 3.43%
      840,000      Coca-Cola Hellenic Bottling Co.
                   S.A.                                        36,568,743
    1,130,000      National Bank of Greece S.A.                63,029,540
                                                         ----------------
                                                               99,598,283
                                                         ----------------
                   HONG KONG - 1.80%
    4,318,000      China Mobile, Ltd.                          38,920,575
   99,200,000      Neo-China Group (Holdings), Ltd.            13,419,519
                                                         ----------------
                                                               52,340,094
                                                         ----------------
                   INDIA - 0.76%
      540,000      ICICI Bank, Ltd. ADR (a)                    22,096,800
                                                         ----------------
                   INDONESIA - 0.94%
   23,530,000      PT Telekomunikasi Indonesia                 27,108,332
                                                         ----------------
                   ITALY - 4.20%
    7,608,903      Parmalat SpA *                              33,757,538
    2,815,000      Saipem SpA (a)                              88,076,326
                                                         ----------------
                                                              121,833,864
                                                         ----------------

                                                                VALUE
      SHARES                                                   (NOTE 3)
    ---------                                                 ---------
                   JAPAN - 18.85%
    4,763,000      Daiwa Securities Group, Inc.         $      52,980,488
    9,600,000      Hino Motors, Ltd. (a)                       52,907,007
   16,141,000      Hokuhoku Financial Group, Inc.              52,411,343
    1,690,000      Leopalace21 Corp. (a)                       55,478,841
       43,200      Nintendo Co., Ltd.                          13,439,991
    2,393,700      NSD Co., Ltd.                               39,094,171
       32,721      NTT DoCoMo, Inc. (a)                        55,827,677
    7,538,000      Sekisui Chemical Co., Ltd.                  58,528,211
        6,509      Sumitomo Mitsui Financial Group,
                   Inc. (a)                                    56,952,358
      631,800      TDK Corp.                                   54,808,921
    3,745,000      Yamato Holdings Co.,
                   Ltd. (a)                                    54,358,546
                                                         ----------------
                                                              546,787,554
                                                         ----------------
                   KOREA - 2.68%
    2,001,270      Hyundai Marine & Fire Insurance
                   Co., Ltd.                                   26,848,013
       79,000      NHN Corp. *                                 12,341,566
      686,040      Shinhan Financial Group
                   Co., Ltd.                                   38,612,551
                                                         ----------------
                                                               77,802,130
                                                         ----------------
                   NETHERLANDS - 3.34%
      467,000      ASML Holding N.V. *                         12,601,407
    2,060,000      Koninklijke (Royal) KPN N.V. (a)            84,244,503
                                                         ----------------
                                                               96,845,910
                                                         ----------------
                   NORWAY - 2.40%
    2,480,000      Statoil ASA                                 69,645,991
                                                         ----------------
                   SINGAPORE - 1.92%
    2,535,000      DBS Group Holdings,
                   Ltd. (a)                                    35,138,072
   19,850,000      Noble Group, Ltd. (a)                       20,572,740
                                                         ----------------
                                                               55,710,812
                                                         ----------------
                   SPAIN - 2.87%
    1,356,400      Industria de Diseno Textil S.A.             83,147,520
                                                         ----------------
                   SWITZERLAND - 10.22%
    1,200,000      Adecco S.A. (a)                             82,305,786
      950,884      Kuehne & Nagel International AG (a)         86,921,591
      880,650      Petroplus Holdings AG *                     72,033,779
      850,000      UBS AG                                      55,090,176
                                                         ----------------
                                                              296,351,332
                                                         ----------------

                       See Notes to Financial Statements.

HENDERSON GLOBAL FUNDS                                  PORTFOLIO OF INVESTMENTS
                                                        (UNAUDITED)
INTERNATIONAL OPPORTUNITIES FUND
APRIL 30, 2007 (CONTINUED)


                                                                VALUE
      SHARES                                                   (NOTE 3)
    ---------                                                 ---------
                   TAIWAN - 1.41%
       13,332      Hon Hai Precision Industry Co.,
                   Ltd. GDR                             $         183,982
    3,073,668      Hon Hai Precision Industry Co.,
                   Ltd., GDR                                   40,804,624
                                                         ----------------
                                                               40,988,606
                                                         ----------------
                   UNITED KINGDOM - 7.38%
    6,206,685      Capita Group plc                            87,171,459
   11,000,000      Debenhams plc                               31,536,208
    5,150,000      Hochschild Mining plc *                     36,095,179
    1,132,000      Xstrata plc                                 59,344,403
                                                         ----------------
                                                              214,147,249
                                                         ----------------
                   UNITED STATES - 2.79%
      241,000      Adobe Systems, Inc. *                       10,015,960
      304,750      Autodesk, Inc. * (a)                        12,577,032
      551,000      Cisco Systems, Inc. *                       14,733,740
      389,204      CommScope, Inc. * (a)                       18,156,367
      936,500      EMC Corp. *                                 14,216,070
      280,000      Microchip Technology,
                   Inc. (a)                                    11,295,200
                                                         ----------------
                                                               80,994,369
                                                         ----------------

                   TOTAL
                   (Cost $2,197,312,475)                    2,622,719,592
                                                         ----------------

PREFERRED STOCK - 3.07%

                   GERMANY - 3.07%
    1,053,654      Fresenius AG                                89,109,440
                                                         ----------------

                   TOTAL PREFERRED STOCK
                   (Cost $57,828,131)                          89,109,440
                                                         ----------------

                   TOTAL LONG TERM INVESTMENTS
                   (Cost $2,255,140,606)                    2,711,829,032
                                                         ----------------


                                                                VALUE
      SHARES                                                   (NOTE 3)
    ---------                                                 ---------

SHORT TERM INVESTMENTS - 21.24%
  165,819,265      Fidelity Institutional Money
                   Market Funds - Prime Money Market
                   Portfolio                            $     165,819,265
                                                         ----------------

  450,502,395      State Street Navigator Securities
                   Lending Prime Portfolio                    450,502,395
                                                         ----------------

                   TOTAL SHORT TERM INVESTMENTS
                   (Cost $616,321,660)                        616,321,660
                                                         ----------------
TOTAL INVESTMENTS - 114.71%
               (Cost $2,871,462,266)                        3,328,150,692
                                                         ----------------
NET OTHER ASSETS AND LIABILITIES (14.71)%                   (426,913,108)
                                                         ----------------
TOTAL NET ASSETS - 100.00%                              $   2,901,237,584
                                                         ----------------

     (a) This security or a partial position of the security was on loan at April 30, 2007. The total value of securities on loan at April 30, 2007 was $433,296,925, which was collateralized by 450,502,395 invested in State Street Navigator Securities Lending Prime Portfolio Money Market Fund.

     *    Non income producing security

     ADR  American Depositary Receipt

     GDR  Global Depositary Receipts

                       See Notes to Financial Statements.

HENDERSON GLOBAL FUNDS                                  PORTFOLIO OF INVESTMENTS
                                                        (UNAUDITED)
INTERNATIONAL OPPORTUNITIES FUND
APRIL 30, 2007 (CONTINUED)

OTHER INFORMATION:

INDUSTRY CONCENTRATION AS                                             % OF NET
A PERCENTAGE OF NET ASSETS:                                            ASSETS
-------------------------------------------------------------------------------
Diversified Banks                                                        9.76%
Human Resources & Employment Services                                    5.84
Application Software                                                     4.15
Diversified Metal & Mining                                               3.41
Real Estate Management & Development                                     3.32
Electronic Equipment Manufacturing                                       3.30
Wireless Telecommunication Services                                      3.27
Restaurants                                                              3.13
Health Care Equipment                                                    3.07
Integrated Oil & Gas                                                     3.06
Oil & Gas Equipment & Services                                           3.04
Marine                                                                   3.00
Footwear                                                                 2.90
Consumer Electronics                                                     2.90
Apparel Retail                                                           2.87
Construction & Engineering                                               2.66
Diversified Chemicals                                                    2.60
Oil & Gas Refining & Marketing                                           2.48
Electric Components & Equipment                                          2.31
Personal Products                                                        2.29
Homebuilding                                                             2.02
Diversified Capital Markets                                              1.90
Air Freight & Logistics                                                  1.87
Investment Banking & Brokerage                                           1.83
Construction & Farm Machinery & Trucks                                   1.82
Regional Banks                                                           1.81
Specialty Chemicals                                                      1.68
Communications Equipment                                                 1.58
Soft Drinks                                                              1.26
Precious Metal & Mineral                                                 1.24
Packaged Foods & Meats                                                   1.16
Department Stores                                                        1.09
Integrated Telecommunication Services                                    0.93
Property & Casualty Insurance                                            0.93
Trading Company & Distribution                                           0.71
Computer Storage & Peripheral                                            0.49
Home Entertainment Software                                              0.46
Semiconductor Equipment                                                  0.43
Internet Software & Services                                             0.43
Semiconductors                                                           0.39
Industrial Conglomerates                                                 0.08
                                                                       -------
Long Term Investments                                                   93.47
Short Term Investments                                                  21.24
                                                                       -------
Total Investments                                                      114.71
                                                                       -------
Net Other Assets and Liabilities                                       (14.71)
                                                                       100.00%
                                                                       =======

                       See Notes to Financial Statements.

HENDERSON INTERNATIONAL OPPORTUNITIES FUND
NOTES TO PORTFOLIO OF INVESTMENTS

     1. All percentages are based on the net assets of the Henderson International Opportunities Fund (the "Fund") as of April 30, 2007.

     2. Net unrealized appreciation of the Fund's investment securities was $456,688,426 of which $496,318,640 related to appreciated investment securities and $39,630,214 related to depreciated investment securities for the fiscal quarter ended April 30, 2007.

     3. Securities traded on a recognized stock exchange or market are generally valued at the last reported sale price or at the official closing price. Listed securities for which no sale was reported on that date and other securities traded in the over-the-counter market are valued at the mean between the last bid and asked prices.

          Short-term investments purchased with an original or remaining maturity of 60 days or less are valued at amortized cost, which approximates market value.

          If market quotations are not readily available, or if the investment adviser determines that a quotation of a security does not represent a fair value, then the security shall be valued at a fair value as determined in good faith using procedures approved by the Trustees of the Fund. The Fund has retained an independent statistical fair value pricing sevice to assist in the fair valuation process for securities principally traded in a foreign market in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which Fund's shares are priced. If a security is valued at a "fair value", that value may be difference from the last quoted market price for the security.

     4. The Fund may make secured loans of its portfolio securities amounting to not more than 33 1/3 % of its total assets (taken at market value at the time of such loan), thereby realizing additional income. The risks in lending portfolio securities, as with other extensions of credit, consist of possible delay in recovery of the securities, possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. Securities loans are made to banks and broker-dealers, via State Street Bank and Trust Company as lending agent, pursuant to agreements requiring that loans be continuously secured by collateral at least equal at all times to the value of the securities on loan. Collateral is invested in a money market fund. The borrower pays to the fund an amount equal to any dividends or interest received on securities lent. The fund retains all or a portion of the interest received on investment of the cash collateral or receives a fee from the borrower. The fund may call such loans in order to sell the securities involved.

HENDERSON GLOBAL FUNDS                                  PORTFOLIO OF INVESTMENTS
                                                        (UNAUDITED)
WORLDWIDE INCOME FUND
APRIL 30, 2007

                       FACE                                                                                                 VALUE
                      AMOUNT                                                    COUPON                  MATURITY           (NOTE 3)
                     --------                                                  --------                ----------         ----------

CORPORATE BONDS - 51.83%

                   BELGIUM - 2.03%
       USD              327,000  Telenet Group Holding N.V. (a) (b)            0/11.500%                 6/15/14        $   308,197
       EUR              600,000  WDAC Subsidiary Corp.                            8.500                  12/1/14            884,293
                                                                                                                         -----------
                                                                                                                          1,192,490
                                                                                                                         -----------

                   DENMARK - 1.19%
       EUR              500,000  FS Funding AS (d)                               10.439                  5/15/16            699,383
                                                                                                                         -----------

                   FRANCE - 2.65%
       USD              400,000  AXA S.A. (c)                                     7.100                  11/7/08            405,807
       EUR              200,000  Belvedere S.A. (a)  (d)                          7.064                  5/15/13            279,412
       EUR              400,000  Crown European Holdings S.A.                     6.250                   9/1/11            566,329
       EUR              195,000  Ray Acquisition SCA                              9.375                  3/15/15            304,692
                                                                                                                         -----------
                                                                                                                          1,556,240
                                                                                                                         -----------

                   GERMANY - 2.34%
       EUR              200,000  Escada AG (d)                                    7.500                   4/1/12            293,059
       USD              400,000  Kabel Deutschland GmbH                          10.625                   7/1/14            449,000
       EUR              400,000  Kabel Deutschland GmbH                          10.750                   7/1/14            629,103
                                                                                                                         -----------
                                                                                                                          1,371,162
                                                                                                                         -----------

                   GREECE - 0.71%
       EUR              300,000  Hellas Telecommunications
                                   Luxembourg V (d)                               7.468                 10/15/12            418,606
                                                                                                                         -----------

                   IRELAND - 2.06%
       EUR              300,000  BCM Ireland Finance, Ltd. (a)  (d)               8.814                  8/15/16            423,724
       EUR                3,000  JSG Funding plc                                 10.125                  10/1/12              4,421
       EUR              550,000  Ono Finance II                                   8.000                  5/16/14            781,518
                                                                                                                         -----------
                                                                                                                          1,209,663
                                                                                                                         -----------

                   ITALY - 3.00%
       EUR              600,000  Lighthouse International Co., S.A.               8.000                  4/30/14            891,457
       USD              750,000  Wind Acquisition Finance S.A. (a)               10.750                  12/1/15            870,000
                                                                                                                         -----------
                                                                                                                          1,761,457
                                                                                                                         -----------

                   LUXEMBOURG - 1.61%
       EUR              650,000  Cablecom Luxembourg SCA                          8.000                  11/1/16            942,461
                                                                                                                         -----------

                   NETHERLANDS - 2.61%
       USD              400,000  Allianz Finance II B.V. (c)                      7.250                  3/10/08            407,368
       EUR              400,000  Culligan Finance Corp.                           8.000                  10/1/14            608,634
       USD              500,000  Impress Holdings B.V. (a)                        8.481                  9/15/13            513,750
                                                                                                                         -----------
                                                                                                                          1,529,752
                                                                                                                         -----------

                   NORWAY - 1.62%
       EUR              400,000  Nordic Telephone Company ApS                     8.250                   5/1/16            600,446
       EUR              250,000  Nordic Telephone Company ApS (d)                 9.513                   5/1/16            350,544
                                                                                                                         -----------
                                                                                                                            950,990
                                                                                                                         -----------

                   RUSSIA - 0.53%
       USD              300,000  VTB Capital S.A. (a)                             6.250                  6/30/35            313,125
                                                                                                                         -----------

                       See Notes to Financial Statements




HENDERSON GLOBAL FUNDS                                  PORTFOLIO OF INVESTMENTS
                                                        (UNAUDITED)
WORLDWIDE INCOME FUND
APRIL 30, 2007 (CONTINUED)
                       FACE                                                                                                 VALUE
                      AMOUNT                                                    COUPON                  MATURITY           (NOTE 3)
                     --------                                                  --------                ----------         ----------

                   SPAIN - 0.74%
       EUR              300,000  Cirsa Finance Luxembourg S.A.                    8.750  %               5/15/14        $    430,888
                                                                                                                         -----------

                   UKRAINE - 1.46%
       USD              800,000  City of Kiev                                     8.000                  11/6/15            853,712
                                                                                                                         -----------

                   UNITED KINGDOM - 11.95%
       GBP              350,000  Allied Domecq Financial Services plc             6.625                  6/12/14            712,160
       USD              750,000  Barclays Bank plc (a) (c)                        5.926                 12/15/16            759,316
       GBP              450,000  Corus Finance plc                                6.750                  5/20/08            907,739
       GBP              350,000  EMI Group plc                                    9.750                  5/20/08            724,391
       EUR              400,000  FKI plc                                          6.625                  2/22/10            571,788
       EUR              260,000  Invensys plc                                     9.875                  3/15/11            389,403
       USD              750,000  Lloyds TSB Group plc (a) (c)                     6.267                 11/14/16            747,411
       GBP              400,000  NTL Cable plc                                    9.750                  4/15/14            851,872
       USD              500,000  Old Mutual Capital Funding (c)                   8.000                 12/22/08            520,650
       GBP              400,000  Pipe Holding plc                                 7.750                  11/1/11            827,876
                                                                                                                         -----------
                                                                                                                          7,012,606
                                                                                                                         -----------

                   UNITED STATES - 17.33%
       USD            1,000,000  AXA S.A. (a) (c)                                 6.463                 12/14/18            990,110
       USD              350,000  BNP Paribas Capital Trust V (c)                  7.200                  6/30/07            350,886
       EUR              392,000  Central European Distribution Corp.              8.000                  7/25/12            585,762
       GBP              350,000  Constellation Brands, Inc.                       8.500                 11/15/09            735,765
       USD              250,000  Freescale Semiconductor, Inc. (a)                8.875                 12/15/14            251,562
       EUR              450,000  Fresenius Medical Care Capital
                                 Trust V (Preferred)                              7.375                  6/15/11            664,755
       GBP              350,000  HCA, Inc.                                        8.750                  11/1/10            727,891
       USD              550,000  Hertz Corp.                                      8.875                   1/1/14            595,375
       USD              150,000  Hertz Corp.                                     10.500                   1/1/16            171,750
       EUR              450,000  Huntsman International LLC (b)                   7.500                   1/1/15            654,008
       USD            1,000,000  Levi Strauss & Co.                              12.250                 12/15/12          1,097,500
       USD              600,000  Nell AF Sarl (a)                                 8.375                  8/15/15            627,000
       EUR              400,000  Rockwood Specialties Group, Inc.                 7.625                 11/15/14            575,882
       USD              500,000  Sungard Data Systems, Inc. (a)                  10.250                  8/15/15            552,500
       USD              750,000  Swiss Re Capital I LP (a) (c)                    6.854                  5/25/16            784,361
       GBP              300,000  WMG Acquisition Corp.                            8.125                  4/15/14            598,410
       USD              200,000  Wynn Las Vegas LLC                               6.625                  12/1/14            201,500
                                                                                                                         -----------
                                                                                                                         10,165,017
                                                                                                                         -----------
                   TOTAL CORPORATE BONDS
                   (Cost $28,495,582)                                                                                    30,407,552
                                                                                                                         -----------

FOREIGN SOVEREIGN BONDS - 27.49%

                   ARGENTINA - 2.80%
       USD            1,075,000  Republic of Argentina (d)                        5.475                   8/3/12            782,331
       USD              795,529  Republic of Argentina                            8.280                 12/31/33            857,978
                                                                                                                         -----------
                                                                                                                          1,640,309
                                                                                                                         -----------

                   BRAZIL - 2.43%
       USD            1,100,000  Federal Republic of Brazil                      10.500                  7/14/14          1,424,500
                                                                                                                         -----------

                       See Notes to Financial Statements



HENDERSON GLOBAL FUNDS                                  PORTFOLIO OF INVESTMENTS
                                                        (UNAUDITED)
WORLDWIDE INCOME FUND
APRIL 30, 2007 (CONTINUED)
                       FACE                                                                                                 VALUE
                      AMOUNT                                                    COUPON                  MATURITY           (NOTE 3)
                     --------                                                  --------                ----------         ----------

                   COLUMBIA - 2.36%
       USD            1,200,000  Republic of Columbia                             8.250  %              12/22/14        $ 1,386,000
                                                                                                                         -----------

                   DOMINICAN REPUBLIC - 1.96%
       USD              983,680  Dominican Republic                               9.040                  1/23/18          1,148,446
                                                                                                                         -----------

                   EL SALVADOR - 2.31%
       USD            1,220,000  Republic of El Salvador                          8.500                  7/25/11          1,354,200
                                                                                                                         -----------

                   INDONESIA - 2.31%
       USD            1,300,000  Republic of Indonesia                            6.750                  3/10/14          1,357,478
                                                                                                                         -----------

                   MEXICO - 2.25%
       USD            1,300,000  United Mexican States                            5.625                  1/15/17          1,323,400
                                                                                                                         -----------

                   PERU - 2.18%
       USD            1,000,000  Republic of Peru                                 9.875                   2/6/15          1,277,500
                                                                                                                         -----------

                   PHILIPPINES - 2.36%
       USD            1,225,000  Republic of Philippines                          8.000                  1/15/16          1,387,313
                                                                                                                         -----------

                   TURKEY - 2.50%
       USD            1,000,000  Republic of Turkey                               9.000                  6/30/11          1,116,250
       USD              300,000  Republic of Turkey                               9.500                  1/15/14            349,125
                                                                                                                         -----------
                                                                                                                          1,465,375
                                                                                                                         -----------

                   URUGUAY - 2.33%
       USD            1,100,000  Republic of Uruguay                              9.250                  5/17/17          1,366,750
                                                                                                                         -----------

                   VENEZUELA - 1.70%
       USD              900,000  Republic of Venezuela                            8.500                  10/8/14            994,950
                                                                                                                         -----------
                   TOTAL FOREIGN SOVEREIGN BONDS
                   (Cost $15,609,350)                                                                                    16,126,221
                                                                                                                         -----------
                   TOTAL CORPORATE AND FOREIGN SOVEREIGN BONDS
                   (Cost $44,104,932)                                                                                    46,533,773
                                                                                                                         -----------

                      SHARES
                     --------

COMMON STOCKS - 13.06%

                   BELGIUM - 0.31%
                          4,000  Fortis                                                                                     180,768
                                                                                                                         -----------

                   DENMARK - 0.38%
                          2,650  Trygvesta AS                                                                               224,711
                                                                                                                         -----------

                   FRANCE - 1.38%
                          8,300  France Telecom S.A.                                                                        241,957
                          6,600  Natixis                                                                                    179,656
                          1,280  Schneider Electric S.A.                                                                    180,317
                          3,681  Suez S.A.                                                                                  208,819
                                                                                                                         -----------
                                                                                                                            810,749
                                                                                                                         -----------

                   GERMANY - 2.27%
                          2,000  Deutsche Bank AG                                                                           308,146

                       See Notes to Financial Statements



HENDERSON GLOBAL FUNDS                                  PORTFOLIO OF INVESTMENTS
                                                        (UNAUDITED)
WORLDWIDE INCOME FUND
APRIL 30, 2007 (CONTINUED)
                                                                                                                            VALUE
                      SHARES                                                                                               (NOTE 3)
                     -------                                                                                              ---------
                         15,600  Deutsche Telekom AG                                                                    $   284,306
                          1,900  E.ON AG                                                                                    285,992
                          1,225  Muenchener Rueckversicherungs-Gesellschaft AG                                              217,660
                          2,200  RWE AG                                                                                     232,594
                                                                                                                         -----------
                                                                                                                          1,328,698
                                                                                                                         -----------

                   ITALY - 2.13%
                         46,000  Compagnia Assicuratrice Unipol SpA                                                         182,761
                         20,740  Enel SpA                                                                                   236,106
                         15,000  Eni SpA                                                                                    497,744
                         21,500  Intesa Sanpaolo                                                                            179,849
                         15,000  UniCredito Italiano SpA                                                                    153,753
                                                                                                                         -----------
                                                                                                                          1,250,213
                                                                                                                         -----------

                   NORWAY - 0.31%
                          6,400  Statoil ASA                                                                                181,830
                                                                                                                         -----------

                   PORTUGAL - 0.31%
                         17,000  Galp Energia SGPS S.A., Class B *                                                          183,816
                                                                                                                         -----------

                   UNITED KINGDOM - 3.15%
                          6,500  Aviva plc                                                                                  101,980
                         21,342  BP plc                                                                                     239,794
                         76,000  Friends Provident plc                                                                      286,402
                         43,000  Kingfisher plc                                                                             232,385
                         75,000  Legal & General Group plc                                                                  229,915
                          6,700  Resolution plc                                                                              86,413
                         20,500  Scottish & Newcastle plc                                                                   251,301
                          6,000  Severn Trent plc                                                                           177,594
                         84,000  Vodafone Group plc                                                                         239,114
                                                                                                                         -----------
                                                                                                                          1,844,898
                                                                                                                         -----------

                   UNITED STATES - 2.82%
                          2,643  Altria Group, Inc.                                                                         182,155
                          4,104  Bank of America Corp.                                                                      208,894
                          4,558  Citigroup, Inc.                                                                            244,400
                          5,020  H.J. Heinz Co.                                                                             236,492
                          1,829  Kraft Foods, Inc. Class A                                                                   61,217
                          2,686  Merck & Co., Inc.                                                                          138,168
                          4,211  Pfizer, Inc.                                                                               111,423
                          4,558  Progress Energy, Inc.                                                                      230,407
                          6,387  Verizon Communications, Inc.                                                               243,856
                                                                                                                         -----------
                                                                                                                          1,657,012
                                                                                                                         -----------
                   TOTAL COMMON STOCKS
                   (Cost $7,475,580)                                                                                      7,662,695
                                                                                                                         -----------
                   TOTAL LONG TERM INVESTMENTS
                   (Cost $51,580,512)                                                                                    54,196,468
                                                                                                                         -----------


                       See Notes to Financial Statements



HENDERSON GLOBAL FUNDS                                  PORTFOLIO OF INVESTMENTS
                                                        (UNAUDITED)
WORLDWIDE INCOME FUND
APRIL 30, 2007 (CONTINUED)

                                                                                                                           VALUE
                      SHARES                                                                                              (NOTE 3)
                     -------                                                                                             ---------

SHORT TERM INVESTMENT - 1.44%
                        844,473  Fidelity Institutional Money Market Funds -
                                 Prime Money Market Portfolio                                                          $    844,473
                                                                                                                         -----------
                   TOTAL SHORT TERM INVESTMENT
                   (Cost $844,473)                                                                                          844,473
                                                                                                                         -----------
TOTAL INVESTMENTS - 93.82%
                   (Cost $52,424,985)                                                                                    55,040,941
                                                                                                                         -----------
NET OTHER ASSETS AND LIABILITIES - 6.18%                                                                                  3,622,679
                                                                                                                         -----------
TOTAL NET ASSETS - 100.00%                                                                                             $ 58,663,620
                                                                                                                         -----------

(a) 144A securities are those that are exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

(b) Security is a step coupon bond where the coupon increases on a predetermined date.

(c) Maturity date is perpetual. Maturity date presented represents the next call date.

(d) Security is a floating rate bond where the interest rate is adjusted quarterly according to LIBOR interest rate changes.

*    Non income producing security

                       See Notes to Financial Statements

HENDERSON GLOBAL FUNDS                                  PORTFOLIO OF INVESTMENTS
                                                        (UNAUDITED)
WORLDWIDE INCOME FUND
APRIL 30, 2007 (CONTINUED)


OTHER INFORMATION:

INDUSTRY CONCENTRATION AS                                             % OF NET
A PERCENTAGE OF NET ASSETS:                                            ASSETS
--------------------------------------------------------------------------------
Sovereign                                                               27.49%
Media - Cable                                                            5.46
Banking                                                                  4.56
Insurance                                                                4.41
Chemicals                                                                3.16
Telecommunication - Integrated                                           3.06
Steel Production                                                         2.96
Beverage                                                                 2.94
Media - Diversified                                                      2.75
Health Services                                                          2.37
Apparel/Textiles                                                         2.37
Integrated Oil & Gas                                                     1.88
Packaging                                                                1.85
Environmental                                                            1.77
Diversified Capital                                                      1.64
Media Services                                                           1.55
Advertising Services                                                     1.51
Telecommunication - Wireless                                             1.48
Integrated Telecommunication Services                                    1.31
Support Services                                                         1.31
Electric Utilities                                                       1.28
Building Maintenance & Services                                          1.19
Other Diversified Financial Services                                     1.08
Life & Health Insurance                                                  1.03
Wholesale                                                                1.00
Electronics                                                              0.95
Software/Services                                                        0.94
Investments & Miscellaneous Finance                                      0.89
Diversified Banks                                                        0.87
Cable TV                                                                 0.77
Multi-Utilities                                                          0.75
Investments                                                              0.60
Diversified Capital Markets                                              0.53
Packaged Foods & Meats                                                   0.51
Multi-Line Insurance                                                     0.49
Brewers                                                                  0.43
Pharmaceuticals                                                          0.42
Wireless Telecommunication Services                                      0.41
Home Improvement Retail                                                  0.40
Property & Casualty Insurance                                            0.38
Reinsurance                                                              0.37
Gaming                                                                   0.34
Tobacco                                                                  0.31
Electric Components & Equipment                                          0.31
Water Utilities                                                          0.30
                                                                       -------
Long Term Investments                                                   92.38
Short Term Investment                                                    1.44
                                                                       -------
Total Investments                                                       93.82
                                                                       -------
Net Other Assets and Liabilities                                         6.18
                                                                       100.00%
                                                                       -------


                       See Notes to Financial Statements.

HENDERSON  WORLDWIDE INCOME FUND
NOTES TO PORTFOLIO OF INVESTMENTS

     1. All percentages are based on the net assets of the Henderson Worldwide Income Fund (the "Fund") as of April 30, 2007.

     2. Net unrealized appreciation of the Fund's investment securities was $2,615,956 of which $2,742,034 related to appreciated investment securities and $126,078 related to depreciated investment securities for the fiscal quarter ended April 30, 2007.

     3. Securities traded on a recognized stock exchange or market are generally valued at the last reported sale price or at the official closing price. Listed securities for which no sale was reported on that date and other securities traded in the over-the-counter market are valued at the mean between the last bid and asked prices.

          Debt securities are valued at the last sales price or market value by independent pricing services approved by the Trustees of the Trust. If the pricing services are unable to provide valuations, the securities are valued at the mean between the last bid and asked prices or if no ask is available, then the last bid price obtained from one or more broker dealers. Such pricing services may use various pricing techniques, which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.

          Short-term investments purchased with an original or remaining maturity of 60 days or less are valued at amortized cost, which approximates market value.

          If market quotations are not readily available, or if the investment adviser determines that a quotation of a security does not represent a fair value, then the security shall be valued at a fair value as determined in good faith using procedures approved by the Trustees of the Fund. The Fund has retained an independent statistical fair value pricing sevice to assist in the fair valuation process for securities principally traded in a foreign market in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which Fund's shares are priced. If a security is valued at a "fair value", that value may be difference from the last quoted market price for the security.

     4. The Funds may enter into forward foreign currency contracts primarily to hedge against foreign currency exchange rate risks on their non-U.S. dollar denominated investment securities. When entering into forward foreign currency contracts, the Fund agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date. Forward foreign currency contracts are valued daily and the unrealized appreciation or depreciation is recorded. These instruments involve market risk, credit risk, or both kinds of risks, in excess of the unrealized appreciation or depreciation. These risks arise from the possible inability of counterparties to meet the terms of their contracts and from unfavorable currency fluctuations. At April 30, 2007, the Fund had outstanding forward foreign currency contracts as follows:

                                             Local
                           Expiration      Currency                             Unrealized
                              Date           Amount        Value(US$)         /Depreciation
                         -------------   ------------- ------------------- ------------------
Euro Currency (sell)        5/23/2007     13,393,666    $    13,434,133        $  (40,468)
British Pound (sell)        5/23/2007      6,279,068    $     6,274,110             4,958
                                                                           ------------------
                                                                               $  (35,510)
                                                                           ==================


HENDERSON GLOBAL FUNDS                                  PORTFOLIO OF INVESTMENTS
                                                        (UNAUDITED)
US FOCUS FUND
APRIL 30, 2007

                                                                  VALUE
      SHARES                                                     (NOTE 3)
    -----------                                                 ---------

COMMON STOCKS - 98.91%

                   AIRLINES - 2.71%
       12,759      ACE Aviation Holdings, Inc., Class
                   A (Canada) *                              $    338,661
                                                                ----------
                   BEVERAGES - 2.91%
        5,513      PepsiCo, Inc.                                  364,354
                                                                ----------
                   CHEMICALS - 2.83%
        5,491      Praxair, Inc.                                  354,444
                                                                ----------
                   COMMERCIAL SERVICES & SUPPLIES - 6.70%
        7,821      Corrections Corporation of America *           444,233
        6,211      The Brink's Co.                                394,398
                                                                ----------
                                                                  838,631
                                                                ----------
                   COMMUNICATIONS EQUIPMENT - 1.89%
        4,029      Cisco Systems, Inc. *                          107,735
        2,763      CommScope, Inc. *                              128,894
                                                                ----------
                                                                  236,629
                                                                ----------
                   COMPUTER & PERIPHERAL - 3.14%
        2,755      Apple, Inc. *                                  274,949
        7,800      EMC Corp. *                                    118,404
                                                                ----------
                                                                  393,353
                                                                ----------
                   CONSTRUCTION & ENGINEERING - 2.81%
       12,296      SNC-Lavalin Group, Inc. (Canada)               352,296
                                                                ----------
                   CONSUMER FINANCE - 2.84%
        5,858      American Express Co.                           355,405
                                                                ----------
                   DIVERSIFIED CONSUMER SERVICES - 2.50%
        5,304      Laureate Education, Inc. *                     313,201
                                                                ----------
                   ELECTRIC UTILITIES - 3.41%
        5,660      Exelon Corp.                                   426,821
                                                                ----------
                   ELECTRICAL EQUIPMENT - 3.92%
        8,542      General Cable Corp. *                          490,653
                                                                ----------
                   FOOD & STAPLES RETAILING - 6.00%
       10,840      CVS/Caremark Corp.                             392,841
        7,861      Shoppers Drug Mart Corp. (Canada)              358,310
                                                                ----------
                                                                  751,151
                                                                ----------
                   FOOD PRODUCTS - 3.47%
       11,885      Pilgrim's Pride Corp.                          433,921
                                                                ----------

                                                                  VALUE
      SHARES                                                     (NOTE 3)
    -----------                                                 ---------

                   HEALTH CARE PROVIDERS & SERVICES - 2.60%
       15,471      HEALTHSOUTH Corp. *                       $    324,891
                                                                ----------
                   HOUSEHOLD PRODUCTS - 3.31%
        6,447      The Procter & Gamble Co.                       414,607
                                                                ----------
                   INSURANCE - 2.73%
        4,882      American International Group, Inc.             341,301
                                                                ----------
                   INTERNET SOFTWARE &   SERVICES - 0.78%
        2,600      VistaPrint, Ltd. *                              97,188
                                                                ----------
                   MEDIA - 3.59%
        2,265      Aeroplan Income Fund (Canada)                   39,794
       12,479      Cablevision Systems Corp. *                    409,062
                                                                ----------
                                                                  448,856
                                                                ----------
                   METAL & MINING - 2.89%
        5,395      Freeport-McMoRan Copper & Gold,
                   Inc.                                           362,328
                                                                ----------
                   OIL, GAS & CONSUMABLE  FUELS - 8.02%
        7,436      Peabody Energy Corp.                           356,779
        3,000      Sunoco, Inc.                                   226,590
       14,232      The Williams Companies, Inc.                   419,844
                                                                ----------
                                                                 1,003,213
                                                                ----------
                   PERSONAL PRODUCTS - 2.75%
        8,595      Herbalife, Ltd.                                344,574
                                                                ----------
                   PHARMACEUTICALS - 6.84%
        7,491      Abbott Laboratories                            424,140
        7,778      Wyeth                                          431,679
                                                                ----------
                                                                  855,819
                                                                ----------
                   REAL ESTATE MANAGEMENT & DEVELOPMENT
                   - 2.91%
       10,769      CB Richard Ellis Group, Inc.,
                   Class A *                                      364,531
                                                                ----------
                   SEMICONDUCTOR & SEMICONDUCTOR
                   EQUIPMENT - 2.11%
        3,810      Microchip Technology, Inc.                     153,695
        3,200      Texas Instruments, Inc.                        109,984
                                                                ----------
                                                                  263,679
                                                                ----------
                   SOFTWARE - 6.05%
        5,000      Activision, Inc. *                             100,000
       10,493      Adobe Systems, Inc. *                          436,089
        2,439      Autodesk, Inc. *                               100,658
        2,400      Electronic Arts, Inc. *                        120,984
                                                                ----------
                                                                  757,731
                                                                ----------

                       See Notes to Financial Statements.

HENDERSON GLOBAL FUNDS                                  PORTFOLIO OF INVESTMENTS
                                                        (UNAUDITED)
US FOCUS FUND
APRIL 30, 2007 (CONTINUED)

                                                                  VALUE
      SHARES                                                     (NOTE 3)
    -----------                                                 ---------

                   SPECIALTY RETAIL - 2.87%
       15,093      Foot Locker, Inc.                         $    359,062
                                                                ----------
                   WIRELESS TELECOMMUNICATION SERVICES -
                   6.33%
        6,158      Alltel Corp.                                   386,045
       10,676      American Tower Corp.,
                   Class A *                                      405,688
                                                                ----------
                                                                  791,733

                   TOTAL LONG TERM INVESTMENTS
                   (Cost $11,204,517)                          12,379,033
                                                               -----------

SHORT TERM INVESTMENT - 1.61%
      201,877      Fidelity Institutional Money
                   Market Funds - Prime Money Market
                   Portfolio                                      201,877

                   TOTAL SHORT TERM INVESTMENT
                   (Cost $201,877)                                201,877
                                                                ----------
TOTAL INVESTMENTS - 100.52%
                   (Cost $11,406,394)                          12,580,910
                                                                ----------
NET OTHER ASSETS AND LIABILITIES -(0.52)%                         (64,559)
                                                                ----------
TOTAL NET ASSETS - 100.00%                                   $ 12,516,351
                                                               -----------

           *   Non income producing security

                       See Notes to Financial Statements.

HENDERON US FOCUS FUND
NOTES TO PORTFOLIO OF INVESTMENTS

     1. All percentages are based on the net assets of the Henderson US Focus Fund (the "Fund") as of April 30, 2007.

     2. Net unrealized appreciation of the Fund's investment securities was $1,174,516 of which $1,223,744 related to appreciated investment securities and $49,228 related to depreciated investment securities for the fiscal quarter ended April 30, 2007.

     3. Securities traded on a recognized stock exchange or market are generally valued at the last reported sale price or at the official closing price. Listed securities for which no sale was reported on that date and other securities traded in the over-the-counter market are valued at the mean between the last bid and asked prices.

          Short-term investments purchased with an original or remaining maturity of 60 days or less are valued at amortized cost, which approximates market value.

HENDERSON GLOBAL FUNDS                                  PORTFOLIO OF INVESTMENTS
                                                        (UNAUDITED)
JAPAN-ASIA FOCUS FUND
APRIL 30, 2007


                                                                  VALUE
      SHARES                                                     (NOTE 3)
    ---------                                                  ------------

COMMON STOCKS - 98.30%

                   AUSTRALIA - 1.27%
       50,000      BHP Billiton, Ltd.                        $  1,221,190
                                                               -----------
                   CHINA - 2.55%
       90,000      China CITIC Bank Class H *                      75,591
      120,000      China Mobile, Ltd.                           1,081,628
    4,409,000      Shanghai Real Estate, Ltd.                   1,293,610
                                                               -----------
                                                                2,450,829
                                                               -----------
                   HONG KONG - 0.69%
    4,900,000      Neo-China Group (Holdings), Ltd.               662,859
                                                               -----------
                   INDIA - 0.98%
       23,000      ICICI Bank, Ltd. ADR                           941,160
                                                               -----------
                   INDONESIA - 1.34%
    1,120,000      PT Telekomunikasi Indonesia                  1,290,324
                                                               -----------

                                                                  VALUE
      SHARES                                                     (NOTE 3)
    ---------                                                  ------------
                   JAPAN - 86.90%
       88,000      Aeon Co. Ltd.                             $  1,611,196
      263,000      Asahi Kasei Corp.                            1,845,239
      127,000      Bridgestone Corp.                            2,558,018
      137,000      Daiwa Securities Group, Inc.                 1,523,898
      530,000      Furukawa-Sky Aluminum Corp.                  2,560,145
      432,000      Hino Motors, Ltd.                            2,380,815
      114,990      Hitachi Systems & Services, Ltd.             2,439,838
      401,000      Hitachi, Ltd.                                3,045,905
      768,000      Hokuhoku Financial Group, Inc.               2,493,768
      323,500      Kanto Tsukuba Bank, Ltd.                     2,477,674
       95,700      Kappa Create Co., Ltd.                       1,450,364
       97,000      Leopalace21 Corp.                            3,184,289
          445      Mitsubishi UFJ Financial Group,
                   Inc.                                         4,652,314
      443,000      NEC Corp.                                    2,347,737
          293      Nippon Paper Group, Inc.                       991,964
      480,000      Nishi-Nippon City Bank, Ltd.                 2,058,564
       62,600      Nissha Printing Co., Ltd                     1,906,637
       62,000      NS Solutions Corp.                           1,643,889
      107,000      NSD Co., Ltd.                                1,747,536
        1,969      NTT DoCoMo, Inc.                             3,359,454
       72,600      Otsuka Kagu, Ltd.                            2,022,784
       70,200      Resorttrust, Inc.                            1,531,871
      551,000      Sekisui Chemical Co., Ltd.                   4,278,196
       12,400      SMC Corp.                                    1,582,862
          571      Sumitomo Mitsui Financial Group,
                   Inc.                                         4,996,128
      138,000      Tadano, Ltd.                                 1,817,888
       32,000      Takeda Pharmaceutical Co., Ltd.              2,074,324
       36,500      Takefuji Corp.                               1,225,168
       36,500      TDK Corp.                                    3,166,391
       91,300      Tohokushinsha Film Corp.                       794,581
       88,070      Token Corp.                                  4,407,604
      131,700      Toyo Seikan Kaisha, Ltd.                     2,621,007
    1,066,000      Ube Industries, Ltd.                         3,374,361
      238,000      Yamato Holdings Co., Ltd.                    3,454,562
                                                               -----------
                                                               83,626,971
                                                               -----------
                   KOREA - 2.14%
       71,660      Hyundai Marine & Fire Insurance
                   Co., Ltd.                                      961,354
       19,585      Shinhan Financial Group Co., Ltd.            1,102,307
                                                               -----------
                                                                2,063,661
                                                               -----------
                   SINGAPORE - 1.40%
       96,900      DBS Group Holdings, Ltd.                     1,343,148
                                                               -----------

                       See Notes to Financial Statements.

HENDERSON GLOBAL FUNDS                                  PORTFOLIO OF INVESTMENTS
                                                        (UNAUDITED)
JAPAN-ASIA FOCUS FUND
APRIL 30, 2007 (CONTINUED)


                                                                  VALUE
      SHARES                                                     (NOTE 3)
    ---------                                                  ------------

                   TAIWAN - 1.03%
       75,000      Hon Hai Precision Industry Co.,
                   Ltd. GDR                                  $    995,666
                                                               -----------

                   TOTAL LONG TERM INVESTMENTS
                   (Cost $97,843,289)                          94,595,808
                                                               -----------

SHORT TERM INVESTMENT - 0.87%
      843,183      Fidelity Institutional Money
                   Market Funds - Prime Money Market
                   Portfolio                                      843,183
                                                               -----------

                   TOTAL SHORT TERM INVESTMENT
                   (Cost $843,182)                                843,183
                                                               -----------
TOTAL INVESTMENTS - 99.17%
                   (Cost $98,686,471)                           95,438,991
                                                               -----------
NET OTHER ASSETS AND LIABILITIES 0.83%                             794,255
                                                               -----------
TOTAL NET ASSETS - 100.00%                                   $  96,233,246
                                                               -----------

           *   Non income producing security

         ADR   American Depositary Receipt

         GDR   Global Depository Receipts

                       See Notes to Financial Statements.

HENDERSON GLOBAL FUNDS                                  PORTFOLIO OF INVESTMENTS
                                                        (UNAUDITED)
JAPAN-ASIA FOCUS FUND
APRIL 30, 2007 (CONTINUED)


 OTHER INFORMATION:

INDUSTRY CONCENTRATION AS                                             % OF NET
A PERCENTAGE OF NET ASSETS:                                            ASSETS
-------------------------------------------------------------------------------
Diversified Banks                                                       13.55%
Homebuilding                                                             9.03
Electronic Equipment Manufacturing                                       7.49
Regional Banks                                                           7.31
Real Estate Management & Development                                     5.34
Wireless Telecommunication Services                                      4.61
Construction & Farm Machinery & Trucks                                   4.36
IT Consulting & Other Services                                           4.24
Air Freight & Logistics                                                  3.59
Diversified Chemicals                                                    3.51
Metal & Glass Containers                                                 2.72
Aluminum                                                                 2.66
Tires & Rubber                                                           2.66
Computer Hardware                                                        2.44
Pharmaceuticals                                                          2.16
Home Furnishing Retail                                                   2.10
Commercial Printing                                                      1.98
Commodity Chemicals                                                      1.92
Application Software                                                     1.82
Hypermarkets & Super Centers                                             1.67
Industrial Machinery                                                     1.64
Hotels, Resorts & Cruises                                                1.59
Investment Banking & Brokerage                                           1.58
Restaurants                                                              1.51
Integrated Telecommunication Services                                    1.34
Consumer Finance                                                         1.27
Diversified Metal & Mining                                               1.27
Paper Products                                                           1.03
Property & Casualty Insurance                                            1.00
Movies & Entertainment                                                   0.83
Industrial Conglomerates                                                 0.08
                                                                       -------
Long Term Investments                                                   98.30
Short Term Investment                                                    0.87
                                                                       -------
Total Investments                                                       99.17
                                                                       -------
Net Other Assets and Liabilities                                         0.83
                                                                       100.00%
                                                                       =======

                       See Notes to Financial Statements.

HENDERSON JAPAN-ASIA FOCUS FUND
NOTES TO PORTFOLIO OF INVESTMENTS

     1. All percentages are based on the net assets of the Henderson Japan-Asia Focus Fund (the "Fund") as of April 30, 2007.

     2. Net unrealized depreciation of the Fund's investment securities was $3,247,480 of which $4,203,447 related to appreciated investment securities and $7,450,927 related to depreciated investment securities for the fiscal quarter ended April 30, 2007.

     3. Securities traded on a recognized stock exchange or market are generally valued at the last reported sale price or at the official closing price. Listed securities for which no sale was reported on that date and other securities traded in the over-the-counter market are valued at the mean between the last bid and asked prices.

          Short-term investments purchased with an original or remaining maturity of 60 days or less are valued at amortized cost, which approximates market value.

          If market quotations are not readily available, or if the investment adviser determines that a quotation of a security does not represent a fair value, then the security shall be valued at a fair value as determined in good faith using procedures approved by the Trustees of the Fund. The Fund has retained an independent statistical fair value pricing sevice to assist in the fair valuation process for securities principally traded in a foreign market in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which Fund's shares are priced. If a security is valued at a "fair value", that value may be difference from the last quoted market price for the security.

HENDERSON GLOBAL FUNDS                                  PORTFOLIO OF INVESTMENTS
                                                        (UNAUDITED)
GLOBAL OPPORTUNITIES FUND
APRIL 30, 2007


                                                                   VALUE
      SHARES                                                     (NOTE 3)
    ---------                                                    ---------

COMMON STOCKS - 93.15%
                   AUSTRALIA - 0.69%
        1,198      Energy Resources of Australia,
                   Ltd.                                      $     24,630
                                                                ------------
                   CANADA - 2.64%
        1,043      ACE Aviation Holdings, Inc., Class
                   A *                                             27,684
          144      Aeroplan Income Fund                             2,530
          717      Shoppers Drug Mart Corp.                        32,681
        1,093      SNC-Lavalin Group, Inc.                         31,316
                                                                ------------
                                                                   94,211
                                                                ------------
                   CYPRUS - 0.60%
        1,892      Marfin Popular Bank Public Co.,
                   Ltd.                                            21,606
                                                                ------------
                   CZECH REPUBLIC - 2.18%
        2,600      Telefonica 02 Czech Republic a.s.               77,872
                                                                ------------
                   FINLAND - 0.68%
          960      Nokia Oyj *                                     24,268
                                                                ------------
                   FRANCE - 3.16%
          475      Parrot S.A. *                                   27,667
           21      Schneider Electric S.A. *                        2,828
          585      Schneider Electric S.A.                         82,411
                                                                ------------
                                                                  112,906
                                                                ------------
                   GERMANY - 4.72%
          430      E.ON AG                                         64,725
          150      Puma AG Rudolf Dassler Sport                    67,999
          299      Siemens AG                                      36,108
                                                                ------------
                                                                  168,832
                                                                ------------
                   GREECE - 3.32%
        2,857      EFG Eurobank Ergasias                          118,578
                                                                  ---------
                   HONG KONG - 1.91%
       25,000      AMVIG Holdings, Ltd.                            22,004
        4,000      Henderson Land Development Co.,
                   Ltd.                                            23,953
        8,800      NWS Holdings, Ltd.                              22,380
                                                                ------------
                                                                   68,337
                                                                ------------
                   ITALY - 2.81%
        2,350      ENI SpA                                         77,980
        2,175      UniCredito Italiano SpA                         22,294
                                                                ------------
                                                                  100,274
                                                                ------------

                                                                   VALUE
      SHARES                                                      (NOTE 3)
    ---------                                                    ---------

                   JAPAN - 10.94%
        5,000      Daiwa Securities Group, Inc.              $     55,617
        5,000      Hino Motors, Ltd.                               27,556
        9,000      Hokuhoku Financial Group, Inc.                  29,224
          900      Leopalace21 Corp.                               29,545
          100      Nintendo Co., Ltd.                              31,111
        1,400      NSD Co., Ltd.                                   22,865
           18      NTT DoCoMo, Inc.                                30,711
        4,000      Sekisui Chemical Co., Ltd.                      31,057
          200      SMC Corp.                                       25,530
            6      Sumitomo Mitsui Financial Group,
                   Inc.                                            52,499
          300      TDK Corp.                                       26,025
        2,000      Yamato Holdings Co., Ltd.                       29,030
                                                                ------------
                                                                  390,770
                                                                ------------
                   KOREA - 0.44%
        1,200      Woori Investment & Securities Co.,
                   Ltd. *                                          15,820
                                                                ------------
                   LUXEMBOURG - 0.59%
          456      Tenaris S.A. ADR                                21,140
                                                                ------------
                   NETHERLANDS - 0.65%
          865      ASML Holding N.V. *                             23,341
                                                                ------------
                   PHILIPPINES - 0.70%
        2,000      Ayala Corp.                                     25,042
                                                                ------------
                   SINGAPORE - 0.78%
        2,000      United Overseas Bank, Ltd.                      27,934
                                                                ------------
                   SPAIN - 1.13%
        1,814      Telefonica S.A.                                 40,463
                                                                ------------
                   SWITZERLAND - 6.70%
        1,310      Compagnie Financiere Richemont AG               78,974
        1,045      Credit Suisse Group                             82,119
          270      Zurich Financial Services AG                    78,176
                                                                ------------
                                                                  239,269
                                                                ------------
                   THAILAND - 0.76%
       28,900      Thoresen Thai Agencies Public Co.,
                   Ltd.                                            27,106
                                                                ------------

                       See Notes to Financial Statements.

HENDERSON GLOBAL FUNDS                                  PORTFOLIO OF INVESTMENTS
                                                        (UNAUDITED)
GLOBAL OPPORTUNITIES FUND
APRIL 30, 2007 (CONTINUED)


                                                                   VALUE
      SHARES                                                     (NOTE 3)
    ---------                                                    ---------

                   UNITED KINGDOM - 8.73%
        1,128      Admiral Group plc                         $     23,877
        3,878      Compass Group plc                               28,058
        1,818      Dana Petroleum plc *                            37,760
        8,611      Debenhams plc                                   24,687
        2,276      Hanson plc                                      38,777
        2,202      Investec plc                                    31,151
        1,808      Luminar plc                                     28,749
        6,169      Premier Foods plc                               37,706
        2,208      Taylor Woodrow plc                              21,267
          760      Xstrata plc                                     39,842
                                                                ------------
                                                                  311,874

                   UNITED STATES - 39.02%
          577      Abbott Laboratories                       $     32,670
        1,009      Adobe Systems, Inc. *                           41,934
        1,043      ALLTEL Corp.                                    65,386
          592      American Express Co.                            35,917
          475      American International Group, Inc.              33,207
        1,508      American Tower Corp.,
                   Class A *                                       57,304
          240      Apple, Inc. *                                   23,952
          523      Autodesk, Inc. *                                21,584
        1,613      C-COR, Inc. *                                   19,872
        1,984      Cablevision Systems Corp. *                     65,036
          821      CB Richard Ellis Group, Inc.,
                   Class A *                                       27,791
          960      Cisco Systems, Inc. *                           25,670
          539      CommScope, Inc. *                               25,144
          639      Corrections Corporation of America
                   *                                               36,295
        2,323      CVS/Caremark Corp.                              84,186
        1,370      EMC Corp. *                                     20,797
          470      Exelon Corp.                                    35,443
        2,718      Foot Locker, Inc.                               64,661
        1,084      Freeport-McMoRan Copper & Gold,
                   Inc.                                            72,801
          554      General Cable Corp. *                           31,822
        2,138      HEALTHSOUTH Corp. *                             44,898
        1,852      Herbalife, Ltd.                                 74,247
        1,064      Laureate Education, Inc. *                      62,829
          640      Microchip Technology, Inc.                      25,818
          529      Peabody Energy Corp.                            25,381
          503      PepsiCo, Inc.                                   33,243
        2,222      Pilgrim's Pride Corp.                           81,125
          437      Praxair, Inc.                                   28,208
          400      Sunoco, Inc.                                    30,212
          964      The Brink's Co.                                 61,214
          497      The Procter & Gamble Co.                        31,962
        1,185      The Williams Companies, Inc.                    34,958
          700      Wyeth                                           38,850
                                                                ------------
                                                                1,394,417
                                                                ------------

                   TOTAL COMMON STOCK
                   (Cost $3,133,436)                            3,328,690
                                                                ------------

                       See Notes to Financial Statements.

HENDERSON GLOBAL FUNDS                                  PORTFOLIO OF INVESTMENTS
                                                        (UNAUDITED)
GLOBAL OPPORTUNITIES FUND
APRIL 30, 2007 (CONTINUED)


                                                                   VALUE
      SHARES                                                     (NOTE 3)
    ---------                                                    ---------

PREFERRED STOCK - 0.71%
                   KOREA - 0.71%
          472      Daelim Industrial Co., Ltd.               $     25,454
                                                                ------------

                   TOTAL PREFERRED STOCK
                   (Cost $19,319)                                  25,454
                                                                ------------

                   TOTAL LONG TERM INVESTMENTS
                   (Cost $3,152,755)                            3,354,144
                                                                ============

SHORT TERM INVESTMENT - 4.25%
      151,873      Fidelity Institutional Money
                   Market Funds - Prime Money Market
                   Portfolio                                      151,873
                                                                ------------

                   TOTAL SHORT TERM INVESTMENT
                   (Cost $151,873)                                151,873
                                                                ------------
TOTAL INVESTMENTS - 98.11%
                   (Cost $3,304,628)                            3,506,017
                                                                ------------
NET OTHER ASSETS AND LIABILITIES 1.89%                             67,360
                                                                ------------
TOTAL NET ASSETS - 100.00%                                   $  3,573,377
                                                                ------------

           *   Non income producing security

         ADR   American Depositary Receipt

                       See Notes to Financial Statements.

HENDERSON GLOBAL FUNDS                                  PORTFOLIO OF INVESTMENTS
                                                        (UNAUDITED)
GLOBAL OPPORTUNITIES FUND
APRIL 30, 2007 (CONTINUED)


OTHER INFORMATION:

INDUSTRY CONCENTRATION AS                                            % OF NET
A PERCENTAGE OF NET ASSETS:                                           ASSETS
-------------------------------------------------------------------------------
Diversified Banks                                                        6.80%
Wireless Telecommunication Services                                      4.29
Communications Equipment                                                 3.43
Packaged Foods & Meats                                                   3.33
Integrated Telecommunication Services                                    3.31
Electric Components & Equipment                                          3.28
Drug Retail                                                              3.27
Diversified Capital Markets                                              3.17
Diversified Metal & Mining                                               3.15
Multi-Line Insurance                                                     3.12
Electric Utilities                                                       2.80
Diversified Commercial & Professional Services                           2.73
Application Software                                                     2.42
Real Estate Management & Development                                     2.27
Apparel, Accessories & Luxury goods                                      2.21
Integrated Oil & Gas                                                     2.18
Personal Products                                                        2.08
Pharmaceuticals                                                          2.00
Investment Banking & Brokerage                                           2.00
Footwear                                                                 1.90
Broadcasting & Cable TV                                                  1.82
Apparel Retail                                                           1.81
Education Services                                                       1.76
Industrial Conglomerates                                                 1.64
Restaurants                                                              1.59
Construction & Engineering                                               1.59
Homebuilding                                                             1.46
Coal & Consumable Fuels                                                  1.40
Health Care Facilities                                                   1.26
Construction Materials                                                   1.09
Oil & Gas Exploration & Products                                         1.06
Consumer Finance                                                         1.00
Oil & Gas Storage & Transportation                                       0.98
Soft Drinks                                                              0.93
Household Products                                                       0.89
Home Entertainment Software                                              0.87
Oil & Gas Refining & Marketing                                           0.85
Regional Banks                                                           0.82
Air Freight & Logistics                                                  0.81
Industrial Gases                                                         0.79
Airlines                                                                 0.77
Construction & Farm Machinery & Trucks                                   0.77
Marine                                                                   0.76
Electronic Equipment Manufacturing                                       0.73
Semiconductors                                                           0.72
Industrial Machinery                                                     0.71
Multi-Sector Holdings                                                    0.70
Department Stores                                                        0.69
Computer Hardware                                                        0.67
Property & Casualty Insurance                                            0.67
Semiconductor Equipment                                                  0.65
Paper Packaging                                                          0.62
Oil & Gas Equipment & Services                                           0.59
Computer Storage & Peripheral                                            0.58
Advertising                                                              0.07
                                                                       -------
Long Term Investments                                                   93.86

Short Term Investment                                                    4.25
                                                                       -------
Total Investments                                                       98.11
                                                                       -------
Net Other Assets and Liabilities                                         1.89
                                                                       100.00%
                                                                       =======

                       See Notes to Financial Statements.

HENDERSON GLOBAL OPPORTUNITIES FUND
NOTES TO PORTFOLIO OF INVESTMENTS

     1. All percentages are based on the net assets of the Henderson Global Opportunities Fund (the "Fund") as of April 30, 2007.

     2. Net unrealized appreciation of the Fund's investment securities was $201,389 of which $236,199 related to appreciated investment securities and $34,810 related to depreciated investment securities for the fiscal quarter ended April 30, 2007.

     3. Securities traded on a recognized stock exchange or market are generally valued at the last reported sale price or at the official closing price. Listed securities for which no sale was reported on that date and other securities traded in the over-the-counter market are valued at the mean between the last bid and asked prices.

          Short-term investments purchased with an original or remaining maturity of 60 days or less are valued at amortized cost, which approximates market value.

          If market quotations are not readily available, or if the investment adviser determines that a quotation of a security does not represent a fair value, then the security shall be valued at a fair value as determined in good faith using procedures approved by the Trustees of the Fund. The Fund has retained an independent statistical fair value pricing sevice to assist in the fair valuation process for securities principally traded in a foreign market in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which Fund's shares are priced. If a security is valued at a "fair value", that value may be difference from the last quoted market price for the security.

HENDERSON GLOBAL FUNDS                                  PORTFOLIO OF INVESTMENTS
                                                        (UNAUDITED)
GLOBAL EQUITY INCOME FUND
APRIL 30, 2007


                                                                 VALUE
      SHARES                                                   (NOTE 3)
    ---------                                                ------------

COMMON STOCKS - 94.97%

                   BELGIUM - 2.32%
       48,000      Fortis                                    $  2,149,858
                                                              -------------

                   DENMARK - 2.24%
       24,500      Trygvesta AS                                 2,077,513
                                                              -------------
                   FINLAND - 3.75%
       24,000      Fortum Oyj                                     741,318
       50,000      Sampo Oyj                                    1,555,526
       35,000      Stora Enso Oyj                                 640,204
       22,000      UPM-Kymmene Oyj                                541,863
                                                              -------------
                                                                3,478,911
                                                              -------------
                   FRANCE - 8.80%
       94,000      France Telecom S.A.                          2,740,233
       45,500      Natixis                                      1,238,540
       17,000      Schneider Electric S.A.                      2,394,840
       31,786      Suez S.A.                                    1,803,181
                                                              -------------
                                                                8,176,794
                                                              -------------
                   GERMANY - 16.38%
       20,800      Deutsche Bank AG                             3,204,725
      204,000      Deutsche Telekom AG                          3,717,850
       20,000      E.ON AG                                      3,010,444
       15,000      Muenchener
                   Rueckversicherungs-Gesellschaft AG           2,665,220
       24,750      RWE AG                                       2,616,680
                                                              -------------
                                                               15,214,919
                                                              -------------
                   GREECE - 0.96%
       31,000      Motor Oil (Hellas) Corinth
                   Refineries S.A.                                893,443
                                                              -------------
                   ITALY - 11.21%
      550,000      Compagnia Assicuratrice Unipol SpA           2,185,181
      198,967      Enel SpA                                     2,265,054
       65,000      ENI SpA                                      2,156,892
      240,000      Intesa Sanpaolo                              2,007,617
      175,000      UniCredito Italiano SpA                      1,793,791
                                                              -------------
                                                               10,408,535
                                                              -------------
                   LUXEMBOURG - 1.68%
       80,000      SES                                          1,563,834
                                                              -------------
                   NETHERLANDS - 4.48%
       60,671      ING Groep N.V.                               2,754,165
       83,000      Koninklijke (Royal) KPN N.V.                 1,405,860
                                                              -------------
                                                                4,160,025
                                                              -------------

                                                                 VALUE
      SHARES                                                   (NOTE 3)
    ---------                                                ------------

                   NORWAY - 2.42%
       80,000      Statoil ASA                               $  2,246,645
                                                              -------------
                   PORTUGAL - 2.69%
      120,000      Brisa-Auto-Estradas de Portugal,
                   S.A.                                         1,581,021
       85,000      Galp Energia, SGPS, S.A. *                     917,889
                                                              -------------
                                                                2,498,910
                                                              -------------
                   SINGAPORE - 2.66%
    1,050,000      Singapore Technologies
                   Engineering, Ltd.                            2,468,265
                                                              -------------
                   SOUTH AFRICA - 0.69%
        4,000      Anglo Platinum, Ltd.                           643,295
                                                              -------------
                   SWEDEN - 0.61%
       15,000      Atlas Copco AB                                 569,386
                                                              -------------
                   UNITED KINGDOM - 31.53%
       77,000      Alliance & Leicester plc                     1,754,102
       50,000      Aviva plc                                      784,462
       77,000      Barclays plc                                 1,108,889
       27,751      BP plc                                         311,803
       20,000      Brit Insurance Holdings plc                    141,191
       23,000      British American Tobacco plc                   709,781
      610,000      Friends Provident plc                        2,298,754
      289,293      GKN plc                                      2,223,904
       42,000      HBOS plc                                       901,499
      333,000      Hiscox, Ltd.                                 2,004,632
       53,600      Interserve plc                                 514,587
      300,000      Kingfisher plc                               1,621,293
      700,000      Legal & General Group plc                    2,145,875
      110,000      Lloyds TSB Group plc                         1,268,449
       38,100      Meggitt plc                                    232,155
      430,000      Rentokil Initial plc                         1,479,928
      101,000      Resolution plc                               1,302,646
       21,000      Royal Bank of Scotland Group plc               803,623
       90,000      Scottish & Newcastle plc                     1,103,272
        7,246      Scottish & Southern Energy plc                 216,458
       45,000      Severn Trent plc                             1,331,954
       50,000      Unilever plc                                 1,564,881
       55,000      United Utilities plc                           818,225
      927,749      Vodafone Group plc                           2,640,926
                                                              -------------
                                                               29,283,289
                                                              -------------

                                                                 VALUE
      SHARES                                                   (NOTE 3)
    ---------                                                 -----------
                   UNITED STATES - 2.55%
        3,438      Altria Group, Inc.                        $    236,947
        5,337      Bank of America Corp.                          271,653
        5,928      Citigroup, Inc.                                317,859
        6,528      H.J. Heinz Co.                                 307,534
        2,379      Kraft Foods, Inc. Class A                       79,625
        5,694      Merck & Co., Inc.                              292,899
        9,277      Pfizer, Inc.                                   245,470
        5,928      Progress Energy, Inc.                          299,661
        8,306      Verizon Communications, Inc.                   317,123
                                                              -------------
                                                                 2,368,771

                   TOTAL LONG TERM INVESTMENTS
                   (Cost $86,024,209)                          88,202,393
                                                              -------------

SHORT TERM INVESTMENT - 6.24%
    5,794,843      Fidelity Institutional Money
                   Market Funds - Prime Money Market
                   Portfolio                                    5,794,843
                                                              -------------

                   TOTAL SHORT TERM INVESTMENT
                   (Cost $5,794,843)                            5,794,843
                                                              -------------
TOTAL INVESTMENTS - 101.21%
                   (Cost $91,819,052)                          93,997,236
                                                              -------------
NET OTHER ASSETS AND LIABILITIES (1.21)%                       (1,121,207)
                                                              -------------
TOTAL NET ASSETS - 100.00%                                   $ 92,876,029
                                                              -------------

           *   Non income producing security

                       See Notes to Financial Statements.

HENDERSON GLOBAL FUNDS                                  PORTFOLIO OF INVESTMENTS
                                                        (UNAUDITED)
GLOBAL EQUITY INCOME FUND
APRIL 30, 2007 (CONTINUED)


OTHER INFORMATION:

INDUSTRY CONCENTRATION AS                                             % OF NET
A PERCENTAGE OF NET ASSETS:                                            ASSETS
--------------------------------------------------------------------------------
Diversified Banks                                                       11.71%
Integrated Telecommunication Services                                    8.81
Electric Utilities                                                       7.03
Life & Health Insurance                                                  6.19
Integrated Oil & Gas                                                     6.07
Other Diversified Financial Services                                     5.92
Multi-Utilities                                                          5.64
Multi-Line Insurance                                                     5.03
Property & Casualty Insurance                                            4.40
Diversified Capital Markets                                              3.45
Aerospace & Defense                                                      2.91
Reinsurance                                                              2.87
Wireless Telecommunication Services                                      2.84
Electric Components & Equipment                                          2.58
Auto Parts & Equipment                                                   2.39
Packaged Foods & Meats                                                   2.11
Home Improvement Retail                                                  1.75
Highways & Railtracks                                                    1.70
Broadcasting & Cable TV                                                  1.68
Environment & Facilities Services                                        1.59
Water Utilities                                                          1.43
Paper Products                                                           1.27
Brewers                                                                  1.19
Tobacco                                                                  1.02
Oil & Gas Refining & Marketing                                           0.96
Precious Metal & Mineral                                                 0.69
Industrial Machinery                                                     0.61
Pharmaceuticals                                                          0.58
Construction & Engineering                                               0.55
                                                                      ----------
Long Term Investments                                                   94.97
Short Term Investment                                                    6.24
                                                                      ----------
Total Investments                                                      101.21
                                                                      ----------
Net Other Assets and Liabilities                                        (1.21)
                                                                       100.00%
                                                                      ==========

                       See Notes to Financial Statements.

HENDERSON GLOBAL EQUITY INCOME FUND
NOTES TO PORTFOLIO OF INVESTMENTS

     1. All percentages are based on the net assets of the Henderson Global Equity Income Fund (the "Fund") as of April 30, 2007.

     2. Net unrealized appreciation of the Fund's investment securities was $2,178,184 of which $2,715,517 related to appreciated investment securities and $537,333 related to depreciated investment securities for the fiscal quarter ended April 30, 2007.

     3. Securities traded on a recognized stock exchange or market are generally valued at the last reported sale price or at the official closing price. Listed securities for which no sale was reported on that date and other securities traded in the over-the-counter market are valued at the mean between the last bid and asked prices.

          Short-term investments purchased with an original or remaining maturity of 60 days or less are valued at amortized cost, which approximates market value.

          If market quotations are not readily available, or if the investment adviser determines that a quotation of a security does not represent a fair value, then the security shall be valued at a fair value as determined in good faith using procedures approved by the Trustees of the Fund. The Fund has retained an independent statistical fair value pricing sevice to assist in the fair valuation process for securities principally traded in a foreign market in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which Fund's shares are priced. If a security is valued at a "fair value", that value may be difference from the last quoted market price for the security.

Item 2. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported timely.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal controls over financial reporting.

Item 3. Exhibits.

The certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

HENDERSON GLOBAL FUNDS

By:      /s/ Sean Dranfield
         ------------------
         Sean Dranfield
         President (principal executive officer) of Henderson Global Funds

Date:    June 21, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:      /s/ Sean Dranfield
         ------------------
         Sean Dranfield
         President (principal executive officer) of Henderson Global Funds

Date:    June 21, 2007


By:      /s/ Karen Buiter
         ----------------
         Karen Buiter
         Treasurer (principal financial officer) of Henderson Global Funds

Date:    June 21, 2007